Loans and Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Aging analysis of past due loans
Past Due 30 to 59 Days	$ 2,039	[1]	$ 3,868	[1]
Past Due 60 to 89 Days	791	[1]	1,923	[1]
Past Due Greater Than 90 Days	1,129		2,663
Past Due Total	3,959	[1]	8,454	[1]
Loans Not Past Due	307,509		311,673
Loans	311,468		320,127		316,940
90 Days Past Due and Accruing	30		70
Agricultural
Aging analysis of past due loans
Past Due 30 to 59 Days	262	[1]	151	[1]
Past Due 60 to 89 Days		[1]		[1]
Past Due Greater Than 90 Days			22
Past Due Total	262	[1]	173	[1]
Loans Not Past Due	31,529		38,756
Loans	31,790		38,929		29,681
90 Days Past Due and Accruing
Commercial and Industrial
Aging analysis of past due loans
Past Due 30 to 59 Days	102	[1]	541	[1]
Past Due 60 to 89 Days	4	[1]	143	[1]
Past Due Greater Than 90 Days	198		97
Past Due Total	304	[1]	781	[1]
Loans Not Past Due	67,061		57,904
Loans	67,365		58,685		55,947
90 Days Past Due and Accruing
Consumer
Aging analysis of past due loans
Past Due 30 to 59 Days	173	[1]	104	[1]
Past Due 60 to 89 Days	28	[1]	52	[1]
Past Due Greater Than 90 Days	33		23
Past Due Total	234	[1]	179	[1]
Loans Not Past Due	19,133		18,478
Loans	19,367		18,657		16,709
90 Days Past Due and Accruing	1		2
Commercial Real Estate
Aging analysis of past due loans
Past Due 30 to 59 Days	64	[1]	1,752	[1]
Past Due 60 to 89 Days	68	[1]	713	[1]
Past Due Greater Than 90 Days	339		1,816
Past Due Total	471	[1]	4,281	[1]
Loans Not Past Due	92,841		101,969
Loans	93,312		106,250		116,351
90 Days Past Due and Accruing
Construction Real Estate
Aging analysis of past due loans
Past Due 30 to 59 Days		[1]		[1]
Past Due 60 to 89 Days		[1]		[1]
Past Due Greater Than 90 Days
Past Due Total		[1]		[1]
Loans Not Past Due	1,056		1,169
Loans	1,056		1,169		853
90 Days Past Due and Accruing
Residential Real Estate
Aging analysis of past due loans
Past Due 30 to 59 Days	1,438	[1]	1,320	[1]
Past Due 60 to 89 Days	691	[1]	1,015	[1]
Past Due Greater Than 90 Days	559		705
Past Due Total	2,688	[1]	3,040	[1]
Loans Not Past Due	95,889		93,397
Loans	98,578		96,437		97,399
90 Days Past Due and Accruing	$ 29		$ 68

[1]	Includes nonaccrual loans.